Issuance of Stock Options (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended		0 Months Ended								12 Months Ended			1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	May 07, 2012 Consulting agreements with Meteor Group and its chairman [Member]	May 07, 2012 Consulting agreements with Meteor Group and its chairman [Member] $0.50 per share [Member]	May 07, 2012 Consulting agreements with Meteor Group and its chairman [Member] $0.75 per share [Member]	May 07, 2012 Consulting agreements with Meteor Group and its chairman [Member] $1.00 per share [Member]	Dec. 03, 2013 Employee Stock Option [Member]	Oct. 23, 2013 Employee Stock Option [Member]	Sep. 02, 2013 Employee Stock Option [Member]	Aug. 01, 2013 Employee Stock Option [Member]	Dec. 31, 2013 Employee Stock Option [Member]	Dec. 31, 2012 Employee Stock Option [Member]	Dec. 31, 2011 Employee Stock Option [Member]	Jul. 31, 2013 Mr. Regular Stock Option [Member]	Jul. 31, 2013 Limor Regular Stock Option [Member]	Dec. 03, 2013 2012 Stock Option Plan [Member]	May 14, 2012 2012 Stock Option Plan [Member]
Stock Option Plan (Textual)
Common stock reserved for issuance, Shares																6,000,000	6,000,000
Stock options granted by employment agreements			150,000				4,025,000	150,000	200,000	2,075,000	9,350,000	150,000		2,400,000	500,000
Stock Options, Exercisable				50,000	50,000	50,000					212,500
Investment Options, Exercise Price				$ 0.50	$ 0.75	$ 1.00	$ 0.26	$ 0.30	$ 0.70	$ 0.50
Options, Forfeitures in Period			150,000								350,000
Options contractual life							Contractual life until December 2, 2018	Contractual life until October 22, 2018	Contractual life until September 1, 2018.	Contractual life until July 31, 2018.
Vesting schedule							4 years
Weighted average grant date fair value of options granted									$ 0.70	$ 0.50	$ 0.13	$ 0.05			$ 0.20
Stock based compensation expense	$ 89	$ 0
Unamortized value of options	$ 1,072
Weighted average remaining amortization period	3 years 8 months 12 days